Note 11 - Related Party Transactions (Details Textual)		1 Months Ended	12 Months Ended
	Oct. 04, 2007 shares	Sep. 23, 2014 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Stellartech Research Corporation [Member] | Based On Postmerger Exchange Ratio [Member]
Stock Issued During Period, Shares, New Issues	2,415
Stellartech Research Corporation [Member]
Shares of Common Stock Subject to Repurchase			0
Stock Issued During Period, Shares, New Issues	300,000
Conversion of Stock Exchange Ratio	0.0080497
Right to Repurchase Stock Term			4 years
Related Party Transaction, Amounts of Transaction | $			$ 3,446,000	$ 484,000
Stock Issued During Period, Shares, New Issues		11,305,567